Segment information (Tables)	12 Months Ended
Mar. 31, 2025
Segment Information
Summary of information about reportable segments

Information about Reportable Segments:

	Reportable segments
	Air Ticketing			Hotels and Packages			Other Services			Total
	March 31			March 31			March 31			March 31
Particulars	2023	2024	2025	2023	2024	2025	2023	2024	2025	2023	2024	2025

Revenue as per IFRS - Rendering of services*	1,779,972	1,729,305	1,925,254	1,471,270	1,693,962	5,138,044	154,305	160,531	320,165	3,405,548	3,583,798	7,383,464
Customer inducement and acquisition costs	2,555,320	2,773,118	1,662,928	263,756	312,206	350,741	23,380	18,544	15,858	2,842,456	3,103,868	2,029,527
Service cost	-	-	-	(669,098)	(866,039)	(4,016,080)	-	-	(22,966)	(669,098)	(866,039)	(4,039,046)
Adjusted Margin	4,335,292	4,502,423	3,588,182	1,065,927	1,140,129	1,472,706	177,685	179,075	313,057	5,578,906	5,821,627	5,373,945

Other revenue #										421,717	606,099	571,058
Other income										152,520	102,362	108,957
Customer inducement and acquisition costs (recorded as a reduction of revenue)										(2,842,455)	(3,103,868)	(2,029,527)
Personnel expenses										(1,148,434)	(1,348,215)	(1,596,258)
Marketing and sales promotion expenses										(336,472)	(459,935)	(430,106)
Other operating expenses										(1,554,963)	(1,579,352)	(1,779,465)
Finance cost										(326,399)	(286,998)	(106,877)
Depreciation and amortization										(190,152)	(197,527)	(308,899)
Finance income										28,944	170,714	207,824
Listing and related expenses										(23,591)	(54,238)	-
Impairment of loan to joint venture										(1,000)	-	-
(Loss)/ Profit before taxes										(241,380)	(329,331)	10,652
Tax (expense)/ benefit										(46,788)	(37,174)	12,849
(Loss) / Profit for the year										(288,168)	(366,505)	23,501

*	There were no inter-segment revenue during the year ended March 31, 2023, March 31, 2024 and March 31, 2025. This amount constitutes of ‘revenue from external customer only.

#	Other revenue primarily comprises the advertisement income from hosting advertisements on our internet web-sites, income from sale of coupons and vouchers and income from facilitating website access to travel insurance companies. The operations do not meet any of the quantitative thresholds to be a reportable segment for any of the periods presented in these consolidated financial statements.

Schedule of reconciliation of reportable segments

Reconciliation of Reportable Segments Revenue to the Group’s Total Revenue:

	Total
	March 31
Particulars	2023	2024	2025
Revenue as per IFRS - Rendering of services	3,405,548	3,583,798	7,383,464
Other Revenue	421,717	606,099	571,058
Total Revenue	3,827,265	4,189,897	7,954,522

Summary of non-current assets by physical location

Non-current assets are disclosed based on respective physical location of the assets

	Non current assets*
	March 31, 2024	March 31, 2025

India	1,147,306	2,664,836
Others	-	-
Total	1,147,306	2,664,836

*	Non-current assets presented above represent property, plant and equipment, right-of-use assets and intangible assets and goodwill.